Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 4,091,869	$ 31,961,177	$ 34,931,827	$ 32,212,970
Cost of revenue		1,791,813	13,995,670	16,512,702	16,260,407
Gross profit		2,300,056	17,965,507	18,419,125	15,952,563
Operating expenses
Selling and marketing expenses		20,609	160,976	161,791	220,681
Research and development expenses		1,456	11,373	80,012	29,478
General and administrative expenses		1,422,492	11,110,942	10,634,851	5,167,704
Total operating expenses		1,444,557	11,283,291	10,876,654	5,417,863
Income from operations		855,499	6,682,216	7,542,471	10,534,700
Other income (expense)
Other income, net		58,628	457,941	1,265,200	1,402,874
Realized loss on disposal of financial assets at fair value		(1,008)	(7,874)		(16,120)
Change in fair value on financial assets at fair value		(268)	(2,091)	(1,157,650)	(660,325)
Interest expenses, net		(45,194)	(353,002)	(443,577)	(479,904)
Total other (expense) income, net		12,158	94,974	(336,027)	246,525
Income before income taxes		867,657	6,777,190	7,206,444	10,781,225
Income tax expenses		(18,987)	(148,309)	(387,845)	(431,630)
Net income		848,670	6,628,881	6,818,599	10,349,595
Other comprehensive (loss) income
Foreign currency translation adjustment		2,287	17,866	7,496	(14,168)
Comprehensive income		$ 850,957	$ 6,646,747	$ 6,826,095	$ 10,335,427
Weighted average shares outstanding - basic	[1]	11,585,000	11,585,000	11,585,000	11,585,000
Weighted average shares outstanding - diluted	[1]	11,585,000	11,585,000	11,585,000	11,585,000
Earnings per share - basic | (per share)	[1]	$ 0.073	$ 0.572	$ 0.589	$ 0.893
Earnings per share - diluted | (per share)	[1]	$ 0.073	$ 0.572	$ 0.589	$ 0.893

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.